RELATED PARTY TRANSACTIONS - Due to related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Amounts due to related parties-current	$ 205	$ 3,488
Related party investment payable
Impairment loss	$ 2,135	$ 16,087